Non-controlling interest - Schedule (Details) - USD ($) $ in Thousands					12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jan. 20, 2020	Feb. 20, 2012	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-controlling interest
Current assets	$ 94,936	$ 61,318			$ 94,936	$ 61,318
Non-current assets	316,959	287,046			316,959	287,046
Current liabilities	(60,352)	(45,395)			(60,352)	(45,395)
Non-current liabilities	(67,997)	(68,505)			(67,997)	(68,505)
Carrying amount of NCI of 13.2% (2024: 13.2%)	$ 24,549	$ 20,587			24,549	20,587
Revenue					267,663	183,018	$ 146,314
Profit after tax					67,511	23,054	(4,840)
Total comprehensive income					68,620	22,938	(5,462)
Profit allocated to NCI of 13.2% (2024: 13.2%)					12,292	5,155	3,022
Net cash inflow from operating activities					76,233	41,955	14,769
Net cash outflow from investing activities					(24,530)	(32,055)	(31,161)
Net cash outflow from financing activities					(19,151)	(7,803)	3,931
Blanket Mine (1983) (Private) Limited
Non-controlling interest
Proportion of ownership interests held by non-controlling interests	13.20%	13.20%	13.20%	16.20%
Current assets	$ 61,040	$ 40,915			61,040	40,915	33,126
Non-current assets	212,158	197,701			212,158	197,701	188,134
Current liabilities	(1,400)	(4,320)			(1,400)	(4,320)	(10,277)
Non-current liabilities	(98,816)	(55,123)			(98,816)	(55,123)	(50,893)
Net assets	172,982	179,173			172,982	179,173	160,090
Carrying amount of NCI of 13.2% (2024: 13.2%)	$ 24,549	$ 20,587			24,549	20,587	18,456
Revenue					262,230	179,369	146,314
Profit after tax					93,118	39,053	22,899
Total comprehensive income					93,118	39,053	22,899
Profit allocated to NCI of 13.2% (2024: 13.2%)					12,292	5,155	3,022
Dividend allocated to NCI of 13.2% (2024: 13.2%)					(9,072)	(3,024)	(1,512)
Net cash inflow from operating activities					69,358	42,592	28,087
Net cash outflow from investing activities					(30,524)	(27,916)	(28,146)
Net cash outflow from financing activities					(43,506)	(11,174)	(5,017)
Net cash (outflow) inflow					$ (4,672)	$ 3,502	$ (5,076)